UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR
THE SECURITIES EXCHANGE ACT

For the monthly distribution period from	October 22, 2006 to November 21, 2006

Commission File Number of issuing entity:	333-130030-01

GE Capital Credit Card Master Note Trust
(Exact Name of Registrant as Specified in its Charter)

Commission File Number of depositor:	333-130030

RFS Holding, L.L.C.
(Exact Name of Registrant as Specified in its Charter)

GE Money Bank
(Exact Name of Sponsor as Specified in its Charter)

Delaware
(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

57-1173164 (RFS Holding, L.L.C.) 20-0268039 (GE Capital Credit Card Master Note Trust)
(I.R.S. Employer Identification No.)

c/o General Electric Capital Corporation
777 Long Ridge Road, Bldg. B, 3rd Floor,
Stamford, CT	06927
(Address of Principal Executive Office of the issuing entity)	(Zip Code)

(203) 585-6669
(Telephone Number, Including Area Code)

No Change
(Former Name or Former Address, if Changed Since Last Report)

Registered reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Title of Class
Series 2006-1, Class A	|__|	|__|	|_X_|	___________
Series 2006-1, Class B	|__|	|__|	|_X_|	___________
Series 2006-1, Class C	|__|	|__|	|_X_|	___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes..X.. No......

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The response to Item 1 is set forth in Exhibit 99.1 and the following tables.

The tables below contain performance information for the receivables in the bank's approved portfolio for each of the periods shown. The composition of the bank's approved portfolio is expected to change over time and accounts arising in the private label programs for additional retailers may be added to the bank's approved portfolio and the trust portfolio in the future. Because the trust portfolio is only a subset of the bank's approved portfolio, the actual performance of the transferred receivables may be different from that set forth below. Please note that numbers and percentages presented in the tables below may not sum to the totals presented due to rounding.

For purposes of the delinquency tables below:

  Total Receivables Outstanding is the sum of principal receivables and finance charge receivables, which includes fee receivables, included in the bank's approved portfolio as of the date or in the period indicated.

Average Total Receivables Outstanding is the average of the balances of Total Receivables Outstanding as of the first day of each fiscal month for the bank in the period indicated.
Average Total Active Accounts Outstanding is the average of the number of statements issued to customers in each calendar month in the period indicated.

	Receivables Delinquency Experience
	(Dollars in Thousands)

	As of November 4,		As of December 31,
	2006		2005		2004
	Receivables	Percentage of Average Total Receivables Outstanding	Receivables	Percentage of Average Total Receivables Outstanding	Receivables	Percentage of Average Total Receivables Outstanding
Average Total Receivables Outstanding	$15,616,104		$13,173,324		$12,294,619
30-59 Days	403,845	2.59%	324,274	2.46%	291,739	2.37%
60-89 Days	204,118	1.31%	154,295	1.17%	144,938	1.18%
90-119 Days	141,462	0.91%	107,011	0.81%	111,773	0.91%
120-149 Days	114,888	0.74%	84,208	0.64%	91,771	0.75%
150-179 Days	100,979	0.65%	73,156	0.56%	81,904	0.67%
Total	$965,292	6.18%	$742,944	5.64%	$722,125	5.87%

	As of December 31,
	2003		2002
	Receivables	Percentage of Average Total Receivables Outstanding	Receivables	Percentage of Average Total Receivables Outstanding
Average Total Receivables Outstanding	$11,328,549		$10,858,915
30-59 Days	287,180	2.54%	273,203	2.52%
60-89 Days	152,940	1.35%	151,829	1.40%
90-119 Days	125,494	1.11%	114,145	1.05%
120-149 Days	90,854	0.80%	94,203	0.87%
150-179 Days	84,021	0.74%	82,342	0.76%
Total	$740,490	6.54%	$715,723	6.59%

	Account Delinquency Experience

	As of November 4,		As of December 31,
	2006		2005		2004
	Active Accounts	Percentage of Average Total Active Accounts Outstanding	Active Accounts	Percentage of Average Total Active Accounts Outstanding	Active Accounts	Percentage of Average Total Active Accounts Outstanding
Average Total Active Accounts Outstanding	32,420,788		29,023,783		28,751,081
Accounts Delinquent
30-59 Days	621,828	1.92%	503,564	1.74%	470,164	1.64%
60-89 Days	273,221	0.84%	218,689	0.75%	208,715	0.73%
90-119 Days	186,592	0.58%	148,532	0.51%	148,216	0.52%
120-149 Days	143,451	0.44%	109,638	0.38%	112,914	0.39%
150-179 Days	123,231	0.38%	94,351	0.33%	99,870	0.35%
Total	1,348,323	4.16%	1,074,774	3.70%	1,039,879	3.62%

	As of December 31,
	2003		2002
	Active Accounts	Percentage of Average Total Active Accounts Outstanding	Active Accounts	Percentage of Average Total Active Accounts Outstanding
Average Total Active Accounts Outstanding	27,147,275		25,842,707
Accounts Delinquent
30-59 Days	474,159	1.75%	441,250	1.71%
60-89 Days	222,716	0.82%	212,037	0.82%
90-119 Days	160,501	0.59%	147,998	0.57%
120-149 Days	112,073	0.41%	113,231	0.44%
150-179 Days	99,887	0.37%	99,071	0.38%
Total	1,069,335	3.94%	1,013,587	3.92%

The following Cardholder Monthly Payment Rates table sets forth the highest and lowest cardholder monthly payment rates on the credit card accounts in the bank's approved portfolio during any month in the periods shown and the average cardholder monthly payment rates for all months in the periods shown, in each case calculated as a percentage of the Total Receivables Outstanding as of the first day of each fiscal month for each month during the periods shown. Payment rates shown in the table are based on amounts that would be deemed payments of principal receivables, finance charge receivables and fee receivables with respect to the accounts. For purposes of these calculations, Total Receivables Outstanding is the sum of principal receivables and finance charge receivables (which includes fee receivables) included in the bank's approved portfolio in the period indicated.

Cardholder Monthly Payment Rates
	Ten Fiscal Months Ended	Fiscal Year
	November 4, 2006	2005	2004	2003	2002
Lowest Month	13.36%	13.91%	14.57%	14.05%	12.72%
Highest Month	20.42%	20.88%	18.92%	18.31%	17.34%
Monthly Average	16.44%	16.65%	16.58%	15.91%	15.04%

Item 9 Exhibits.

Exhibit No.	Document Description
99.1	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2006-1, for December 15, 2006 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RFS holding, L.L.C., as depositor

Dated: December 15, 2006	By: /s/ Russell J. Walsh
Name: Russell J. Walsh
Title: Vice President

INDEX TO EXHIBITS

Exhibit No.	Document Description
99.1	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2006-1, for December 15, 2006 Payment Date